Lease Arrangements - Summary of Right-of-Use Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	$ 11,442,266		$ 11,060,783		$ 373,686
Additions to right-of-use assets	1,680,516	$ 54,883	2,140,942	$ 3,239,770
Depreciation charge for right-of-use assets	1,304,020	42,587	1,468,040	1,114,950
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	7,111,397		7,342,703		232,247
Depreciation charge for right-of-use assets	246,617	8,054	236,673	217,674
Buildings and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	4,081,525		3,411,750		133,296
Depreciation charge for right-of-use assets	726,510	23,727	660,276	509,746
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	179,270		237,260		5,855
Depreciation charge for right-of-use assets	292,936	9,567	538,639	356,052
Other equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	70,074		69,070		$ 2,288
Depreciation charge for right-of-use assets	$ 37,957	$ 1,239	$ 32,452	$ 31,478